Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2019	$ 1		$ 1,487	$ 789	$ 22,493	$ (1,045)	$ 23,725
Balance (in Shares) at Dec. 31, 2019	13,500,000	9,000,000
Net income					6,407		6,407
Dividend					(4,348)		(4,348)
Foreign currency translation						1,859	1,859
Balance at Dec. 31, 2020	$ 1		1,487	789	24,552	814	27,643
Balance (in Shares) at Dec. 31, 2020	13,500,000	9,000,000
Net income					8,462		8,462
Foreign currency translation						727	727
Balance at Dec. 31, 2021	$ 1		1,487	789	33,014	1,541	36,832
Balance (in Shares) at Dec. 31, 2021	13,500,000	9,000,000
Net income					7,818		7,818
Foreign currency translation						(3,541)	(3,541)
Balance at Dec. 31, 2022	$ 1		$ 1,487	$ 789	$ 40,832	$ (2,000)	$ 41,109
Balance (in Shares) at Dec. 31, 2022	13,500,000	9,000,000